Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Rental and utility deposit	$ 26	$ 23
Advance to suppliers	76	58
Prepayment	356	412
Dividend receivable	119	222
Others	798	897
Total prepaid expenses and other current assets	$ 1,375	$ 1,612